Cash and cash equivalents - Credit quality of cash and cash equivalents (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Total cash and cash equivalents	₽ 7,300	₽ 47,462
Gross carrying amount | 12 month ECL
Cash and cash equivalents
Cash on hand		48
Cash with CBR		30,136
Total cash and cash equivalents	7,300	47,465
Gross carrying amount | 12 month ECL | Rated ruA- and above
Cash and cash equivalents
Cash with banks	6,000	9,461
Gross carrying amount | 12 month ECL | Rated ruB- and above
Cash and cash equivalents
Cash with banks	1,083	5,913
Gross carrying amount | 12 month ECL | No Rating
Cash and cash equivalents
Cash with banks	₽ 217	₽ 1,907